Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Segmented Information
Geographical long-lived assets	$ 315,910	$ 262,599
United States
Segmented Information
Geographical long-lived assets	211,189	178,843
Europe, Middle-East and Africa
Segmented Information
Geographical long-lived assets	56,957	26,298
Canada
Segmented Information
Geographical long-lived assets	38,824	47,072
Asia Pacific
Segmented Information
Geographical long-lived assets	$ 8,940	$ 10,386